Schedule of investments
Delaware Small Cap Core Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.72%
Basic Materials — 8.08%
Balchem	414,066	$40,454,248
Boise Cascade	1,697,468	77,744,034
Coeur Mining †	2,020,279	17,091,560
Ferro †	2,177,087	27,148,275
Kaiser Aluminum	645,250	41,476,670
Minerals Technologies	1,211,788	61,498,241
Neenah	975,138	43,179,111
Quaker Chemical	266,687	50,670,530
Worthington Industries	1,222,198	50,757,883
		410,020,552
Business Services — 5.16%
ABM Industries	1,386,152	52,867,837
ASGN †	783,805	56,253,685
BrightView Holdings †	2,092,195	25,692,155
Casella Waste Systems Class A †	706,136	39,649,536
US Ecology	1,047,768	38,903,626
WillScot Mobile Mini Holdings †	2,704,259	48,406,236
		261,773,075
Capital Goods — 11.08%
Ameresco Class A †	573,497	19,579,188
Applied Industrial Technologies	670,663	40,380,619
Barnes Group	617,245	24,442,902
Belden	732,928	24,685,015
Columbus McKinnon	1,239,752	45,095,979
ESCO Technologies	427,172	38,411,306
Federal Signal	1,917,776	61,598,965
Kadant	385,176	44,849,894
KBR	1,282,077	32,039,104
MasTec †	897,985	41,495,887
MYR Group †	1,370,877	53,203,736
Rexnord	1,604,723	46,472,778
Tetra Tech	716,182	66,110,760
WESCO International †	507,682	23,784,902
		562,151,035
Communications Services — 0.52%
ATN International	453,317	26,292,386
		26,292,386
Consumer Discretionary — 5.16%
American Eagle Outfitters	3,581,432	45,161,857
BJ's Wholesale Club Holdings †	1,326,086	58,891,479
NQ-480 [8/20] 10/20 (1353940)    1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Children's Place	327,969	$6,547,901
Dick's Sporting Goods	402,222	21,768,255
Hibbett Sports †	101,771	3,396,098
Malibu Boats Class A †	736,341	38,179,281
Sonic Automotive Class A	351,247	14,843,698
Steven Madden	2,550,786	53,974,632
YETI Holdings †	372,212	19,124,253
		261,887,454
Consumer Services — 2.78%
Chuy's Holdings †	558,832	12,428,424
Jack in the Box	378,024	31,145,397
Texas Roadhouse	852,786	53,716,990
Wendy's	2,095,991	43,890,052
		141,180,863
Consumer Staples — 1.80%
J & J Snack Foods	295,690	40,199,056
Prestige Consumer Healthcare †	1,406,829	51,250,780
		91,449,836
Credit Cyclicals — 2.45%
Dana	1,620,238	22,602,320
KB Home	1,353,775	48,410,994
Taylor Morrison Home †	2,043,868	48,092,214
Tenneco Class A †	630,171	5,123,290
		124,228,818
Energy — 0.56%
Patterson-UTI Energy	1,004,388	3,866,894
PDC Energy †	1,631,184	24,696,126
		28,563,020
Financials — 15.85%
American Equity Investment Life Holding	1,504,516	35,972,978
Bryn Mawr Bank	650,966	17,667,217
City Holding	457,048	29,241,931
Enterprise Financial Services	317,821	9,506,026
Essent Group	1,332,536	47,571,535
First Bancorp	1,026,272	20,987,262
First Financial Bancorp	1,963,245	26,935,721
First Foundation	475,908	7,229,042
First Interstate BancSystem Class A	1,095,702	35,939,026
Great Western Bancorp	1,001,219	13,946,981
Hamilton Lane Class A	521,842	38,151,869
2    NQ-480 [8/20] 10/20 (1353940)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Independent Bank	604,613	$37,999,927
Independent Bank Group	684,934	31,849,431
Kemper	257,406	19,990,150
Lakeland Financial	111,561	5,097,222
NMI Holdings Class A †	1,415,031	24,267,782
Old National Bancorp	2,832,084	39,592,534
Pacific Premier Bancorp	1,389,382	31,386,139
Primerica	119,341	14,899,724
RLI	284,924	26,723,022
Selective Insurance Group	780,691	46,693,129
South State	752,630	41,906,438
Stifel Financial	947,459	48,045,646
Umpqua Holdings	2,364,529	26,671,887
United Community Banks	1,810,588	32,807,855
Valley National Bancorp	3,921,158	29,447,897
WesBanco	1,301,835	28,926,774
WSFS Financial	1,194,105	34,987,276
		804,442,421
Healthcare — 17.48%
Agios Pharmaceuticals †	872,104	35,764,985
Blueprint Medicines †	470,477	36,429,034
ChemoCentryx †	552,598	29,563,993
CONMED	588,837	50,822,521
CryoLife †	1,596,512	32,281,473
GenMark Diagnostics †	1,518,362	19,693,155
Halozyme Therapeutics †	1,071,450	31,066,693
Intercept Pharmaceuticals †	541,234	26,996,752
Ligand Pharmaceuticals †	552,602	56,365,404
Merit Medical Systems †	1,162,860	57,096,426
MyoKardia †	128,920	14,109,005
Natera †	1,562,600	99,553,246
NuVasive †	827,912	43,159,053
PTC Therapeutics †	742,299	36,688,128
Repligen †	33,082	5,124,733
Retrophin †	2,519,680	49,360,531
Shockwave Medical †	444,273	28,229,106
Spectrum Pharmaceuticals †	2,564,613	10,797,021
Supernus Pharmaceuticals †	1,386,947	30,498,965
Tabula Rasa HealthCare †	934,728	47,297,237
TransMedics Group †	420,941	7,505,378
Ultragenyx Pharmaceutical †	935,125	79,541,732
NQ-480 [8/20] 10/20 (1353940)    3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Vanda Pharmaceuticals †	2,580,920	$26,557,667
Wright Medical Group †	1,073,184	32,442,352
		886,944,590
Information Technology — 14.16%
Bandwidth Class A †	154,760	24,371,605
Blackbaud	294,062	18,775,859
Box Class A †	757,254	14,864,896
Brooks Automation	1,170,523	60,434,102
ExlService Holdings †	802,147	51,088,742
II-VI †	1,119,014	49,796,123
J2 Global †	816,107	57,119,329
MACOM Technology Solutions Holdings †	304,457	10,847,803
MaxLinear †	1,741,620	42,408,447
Mimecast †	681,574	33,560,704
NETGEAR †	829,869	27,676,131
Plantronics	363,324	4,490,685
Q2 Holdings †	745,971	72,575,518
Rapid7 †	1,079,175	69,682,330
Semtech †	886,530	51,994,984
Silicon Laboratories †	369,541	37,844,694
WNS Holdings ADR †	875,392	58,082,259
Yelp †	1,423,423	32,909,540
		718,523,751
Media — 0.39%
Nexstar Media Group Class A	208,059	19,975,745
		19,975,745
Real Estate Investment Trusts — 6.12%
American Assets Trust REIT	982,678	25,107,423
Armada Hoffler Properties REIT	2,158,892	21,804,809
Cousins Properties	542,777	16,201,893
EastGroup Properties REIT	436,519	58,126,870
First Industrial Realty Trust REIT	652,468	27,827,760
Kite Realty Group Trust	1,979,900	22,254,076
Lexington Realty Trust	3,109,602	35,356,175
National Storage Affiliates Trust REIT	576,758	19,788,567
Pebblebrook Hotel Trust	1,297,737	16,377,441
Physicians Realty Trust REIT	2,834,617	51,448,299
RPT Realty	2,740,730	16,060,678
		310,353,991
4    NQ-480 [8/20] 10/20 (1353940)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Technology — 1.30%
Blackline †	251,627	$21,984,651
Limelight Networks †	2,482,736	14,077,113
Varonis Systems †	240,003	29,647,571
		65,709,335
Transportation — 1.86%
Hub Group Class A †	919,498	49,505,772
Werner Enterprises	979,947	45,087,362
		94,593,134
Utilities — 3.97%
Black Hills	613,282	34,392,855
NorthWestern	1,018,579	52,599,419
South Jersey Industries	2,590,932	57,389,144
Spire	976,772	56,857,898
		201,239,316
Total Common Stock (cost $4,904,663,297)		5,009,329,322

Short-Term Investments — 1.17%
Money Market Mutual Funds — 1.17%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	14,850,541	14,850,541
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	14,850,541	14,850,541
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	14,850,541	14,850,541
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	14,850,541	14,850,541
Total Short-Term Investments (cost $59,402,164)		59,402,164
Total Value of Securities—99.89% (cost $4,964,065,461)		5,068,731,486
Receivables and Other Assets Net of Liabilities—0.11%		5,749,926
Net Assets Applicable to 229,806,031 Shares Outstanding—100.00%		$5,074,481,412
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
NQ-480 [8/20] 10/20 (1353940)    5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
Summary of abbreviations: (continued)
REIT – Real Estate Investment Trust
6    NQ-480 [8/20] 10/20 (1353940)